Shareholder Report, Holdings (Details) - C000235057	Jun. 30, 2026
Asia
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Europe
Holdings [Line Items]
Percent of Net Asset Value	15.70%
North America
Holdings [Line Items]
Percent of Net Asset Value	57.20%
South America
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%